STREAMLINING OF TECHNOLOGY SYSTEMS AND CONSOLIDATION OF EUROPEAN OPERATIONS - SCHEDULE OF RESTRUCTURING RESERVE BY COSTS IN THE STATEMENT OF OPERATIONS (Details) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2016 USD ($) entity	Mar. 31, 2015 USD ($)	Dec. 31, 2015 USD ($) entity
Restructuring Cost and Reserve
Charges incurred	$ 2,089	$ 3,303	$ 16,767
Europe
Restructuring Cost and Reserve
Current number of principal operations locations | entity	7		7
Proposed number of principal operations locations | entity	3		3
Cost of Revenue
Restructuring Cost and Reserve
Charges incurred	$ 154	668	$ 2,947
Selling and Marketing Expense
Restructuring Cost and Reserve
Charges incurred	96	390	1,678
General and Administrative Expense
Restructuring Cost and Reserve
Charges incurred	721	1,644	8,160
Product Development Expense
Restructuring Cost and Reserve
Charges incurred	$ 1,118	$ 601	$ 3,982